Other Current Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Miscellaneous current liabilities [abstract]
VAT Payables	$ 1,071	$ 0
Income tax payables	100
Accruals for personnel related expenses	6,967	9,368
Other	1,046	852
Total other current liabilities	$ 9,184	$ 10,219